U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies


                  Investment Company Act File Number 811-03054



                        THE MATTERHORN GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                    (Address of Principal Executive Offices)


               Registrant's Telephone Number, including Area Code:
                                 (215) 321-1900



                          Gregory A. Church, President
                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101


                             Date of Fiscal Year End
                                  June 30, 2006

                            Date of Reporting Period
                               September 30, 2005

                     THE MATTERHORN GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

Shares                                                                   Value
================================================================================
COMMON STOCKS: 92.8%

AEROSPACE/DEFENSE: 5.5%
          6,000 Raytheon Co.                                          $  228,120
                                                                      ----------

CHEMICALS: 4.0%
          4,000 Dow Chemical Co. (The)                                   166,680
                                                                      ----------

DRUGS & PHARMACEUTICALS: 3.6%
          6,000 Pfizer, Inc.                                             149,820
                                                                      ----------

DIVERSIFIED TECHNOLOGY: 3.2%
          4,000 Agilent Technologies, Inc.                       *       131,000
                                                                      ----------

ELECTRONIC COMPONENTS: 4.1%
          5,000 Texas Instruments, Inc.                                  169,500
                                                                      ----------

FINANCIAL SERVICES: 12.4%
          4,000 Citigroup, Inc.                                          182,080
          5,000 JPMorgan Chase & Co.                                     169,650
          2,750 PNC Financial Services Group, Inc.                       159,555
                                                                      ----------
                                                                         511,285
                                                                      ----------

INSURANCE - MULTILINE: 6.0%
          4,000 American International Group, Inc.                       247,840
                                                                      ----------

MEDIA/ENTERTAINMENT: 13.5%
         12,348 Directv Group (The), Inc.                        *       184,973
          2,500 Gannett Co., Inc.                                        172,075
         11,000 Time Warner, Inc.                                *       199,210
                                                                      ----------
                                                                         556,258
                                                                      ----------
MEDICAL EQUIPMENT: 2.9%
          3,500 Biomet, Inc.                                             121,485
                                                                      ----------

METALS & MINING: 1.8%
          3,000 Alcoa, Inc.                                               73,260
                                                                      ----------

                        THE MATTERHORN GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

Shares                                                                   Value
================================================================================

OIL & GAS: 7.9%
          5,000 Royal Dutch Petroleum Co. ADR                         $  328,200
                                                                      ----------

OIL SERVICES: 4.3%
          3,000 Baker Hughes, Inc.                                       179,040
                                                                      ----------

PERSONAL PRODUCTS: 3.4%
          4,000 Estee Lauder Companies, Inc.                     *       139,320
                                                                      ----------

PRINTING & PUBLISHING: 4.1%
          5,000 Tribune Co.                                              169,450
                                                                      ----------

RAILROADS: 5.2%
          3,000 Union Pacific Corp.                                      215,100
                                                                      ----------

SEMICONDUCTOR: 2.4%
         10,000 LSI Logic Corp.                                  *        98,500
                                                                      ----------

TECHNOLOGY - SCIENTIFIC INSTRUMENTS : 2.5%
          5,000 PerkinElmer, Inc.                                        101,850
                                                                      ----------

TELECOMMUNICATIONS - EQUIPMENT: 3.7%
          8,000 Corning, Inc.                                    *       154,640
                                                                      ----------

TELECOMMUNICATIONS - SERVICES: 2.3%
          4,000 SBC Communications, Inc.                                  95,880
                                                                      ----------

TOTAL COMMON STOCKS
    (cost $3,806,120)                                                 $3,837,228
                                                                      ----------

WARRANTS: 0.0%
Technology - Processing Systems: 0.0%
            471 Lucent Technologies, Inc.
                Wts., Exp. 12/10/07                              *           447
                                                                      ----------
TOTAL WARRANTS
    (cost $782)                                                       $      447
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES
    (cost $3,806,902): 92.8%                                          $3,837,675
Other Assets less Liabilities: 7.2%                                      298,681
                                                                      ----------
NET ASSETS:   100.0%                                                  $4,136,356
                                                                      ==========

*  Non-income producing security
ADR - American Depositary Receipt

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS
OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) The Matterhorn Growth Fund, Inc.

     By (signature and Title)       /s/ Gregory A. Church
                                    ---------------------
                                    Gregory A. Church, President and Treasurer

     Date: September 30, 2005